Note 8 - Intangible Assets (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortization of Intangible Assets	$ 0.7	$ 0.7	$ 0.6